Pension and other postretirement benefits - Weighted average assumptions used to determine net periodic benefit cost (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Rate of compensation increase, year one through two	3.00%
Rate of compensation increase, year three and thereafter	4.00%
Rate of compensation increase, year one through three		3.00%
Rate of compensation increase, year four and thereafter		4.00%
Rate of compensation increase, year one through four			3.00%
Rate of compensation increase, year five and thereafter			4.00%
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Measurement date	12/31/2015	12/31/2014	12/31/2013
Fiscal year end	12/31/2016	12/31/2015	12/31/2014
Discount rate	4.44%	4.05%	4.89%
Rate of compensation increase, group 1	3.00%	3.00%	3.00%
Rate of compensation increase, group 2	4.00%	4.00%	4.00%
Expected return on plan assets	7.10%	7.16%	7.25%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Measurement date	12/31/2015	12/31/2014	12/31/2013
Fiscal year end	12/31/2016	12/31/2015	12/31/2014
Discount rate	4.50%	4.00%	4.99%
Rate of compensation increase, group 1	3.00%	3.00%	3.00%
Rate of compensation increase, group 2	4.00%	4.00%	4.00%
Expected return on plan assets	0.00%	0.00%	0.00%